ORGANIZATION AND BASIS OF PRESENTATION - Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,454,645		¥ 1,829,006		$ 210,904
Prepayments and other current assets	37,551		52,459		5,443
Total current assets	1,495,755		1,885,080		216,863
Property, equipment and software	123,126		123,818		17,852
Operating lease, right-of-use assets	21,546		29,652		3,124	¥ 24,500
Other non-current assets	15,849		21,587		2,298
TOTAL ASSETS	1,656,276		2,060,137		240,137
Current liabilities:
Amounts due to a related party	4,662				676
Short-term borrowings	104,600		66,100		15,166
Operating lease liabilities, current	17,545		17,527		2,544
Current portion of long-term borrowings	7,844		2,376		1,137
Total current liabilities	220,642		155,123		31,990
Long-term borrowings	46,505		54,349		6,743
Operating lease liabilities, non-current	6,485		14,830		940
TOTAL LIABILITIES	280,511		232,766		40,670
Net loss	(607,509)	$ (88,080)	(453,743)	¥ (274,633)
Net cash used in operating activities	(482,648)	(69,978)	(304,550)	(198,149)
Net cash used in investing activities	(48,332)	(7,008)	(41,616)	(93,941)
Net cash generated from financing activities	33,324	4,832	1,456,185	756,467
Variable Interest Entities And Its Subsidiaries
Current assets:
Cash and cash equivalents	110,479		122,220		16,018
Short-term investments	3,559		3,615		516
Amounts due from related parties	93,705		65,705		13,586
Prepayments and other current assets	20,675		40,968		2,998
Total current assets	228,418		232,508		33,118
Property, equipment and software	44,742		60,944		6,487
Operating lease, right-of-use assets	7,911		4,827		1,147
Other non-current assets	2,746		7,983		398
TOTAL ASSETS	283,817		306,262		41,150
Current liabilities:
Amounts due to a related party	676,174		486,794		98,036
Accruals and other current liabilities	41,425		35,685		6,006
Short-term borrowings	104,600		66,100		15,166
Operating lease liabilities, current	4,998		4,367		725
Current portion of long-term borrowings	7,844		2,376		1,137
Total current liabilities	835,041		595,322		121,070
Amounts due to related parties	59,500		59,500		8,627
Long-term borrowings	46,505		54,349		6,742
Operating lease liabilities, non-current	4,436		730		643
TOTAL LIABILITIES	945,482		709,901		$ 137,082
Total revenue from related parties	26,415	3,830	16,226	16,906
Net loss	(263,157)	(38,154)	(225,650)	(100,195)
Net cash used in operating activities	(210,598)	(30,534)	(166,777)	(84,862)
Net cash used in investing activities	(9,055)	(1,313)	(2,730)	(68,628)
Net cash generated from financing activities	¥ 207,912	$ 30,144	¥ 241,978	¥ 161,086